EMPLOYEE RELATED LIABILITIES (Schedule of Impact of One-Percentage Point Change in Assumed Health Care Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
EMPLOYEE RELATED LIABILITIES [Abstract]
Effect on service cost and interest cost, Increase	$ 13
Effect on postretirement obligation, Increase	145
Effect on service cost and interest cost, Decrease	(10)
Effect on postretirement obligation, Decrease	$ (116)